Note 15 - Commitments, Contingencies and Guarantees - Operating Lease Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Operating leases	$ 1,357
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases	225
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Operating leases	410
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Operating leases	433
Later than five years [member]
Statement Line Items [Line Items]
Operating leases	$ 289